Related parties - Analysis of balances due from/to related parties (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of transactions between related parties
Due from related parties	$ 420			$ 8,266
Due to related parties		$ 40,931	$ 65,022	17,775
Frontier
Disclosure of transactions between related parties
Due from related parties				8,266
Due to related parties				2,751
Term	30 days	30 days	30 days
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Due to related parties		$ 24,980	$ 33,775
Term	30 days	30 days	30 days
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Due to related parties		$ 15,951	$ 30,627	15,024
Term	30 days	30 days	30 days
SearchForce, Inc.
Disclosure of transactions between related parties
Due to related parties		$ 0	$ 620	$ 0
Term	30 days	30 days	30 days